STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit/Other [Member]
Balance at Dec. 31, 2011	$ (95,993)	$ 2,718		$ 9,134,356	$ (9,233,067)
Balance, shares at Dec. 31, 2011		27,180,897
Issuance of common stock for services	158,760	73		158,687
Issuance of common stock for services, shares	733,330	733,330
Issuance of common stock for conversion of notes payable	947,096	395		946,701
Issuance of common stock for conversion of notes payable, shares	3,946,233	3,946,233
Options granted	387,057			387,057
Net loss	(2,220,774)				(2,220,774)
Balance at Dec. 31, 2012	(823,854)	3,186		10,626,801	(11,453,841)
Balance, shares at Dec. 31, 2012		31,860,460
Issuance of common stock for services	49,251	33		49,218
Issuance of common stock for services, shares	334,902	334,902
Issuance of common stock for compensation	1,526,704	764		1,525,940
Issuance of common stock for compensation, shares	7,633,519	7,633,519
Options granted
Net loss	(7,019,876)				(7,019,876)
Balance at Dec. 31, 2013	$ (6,267,775)	$ 3,983		$ 12,201,959	$ (18,473,717)
Balance, shares at Dec. 31, 2013		39,828,881